Offerings	Jun. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, reserved for issuance pursuant to the Applied Aerospace & Defense, Inc. 2026 Omnibus Incentive Plan
Amount Registered | shares	22,000,000
Proposed Maximum Offering Price per Unit	19.77
Maximum Aggregate Offering Price	$ 434,940,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 60,065.22
Offering Note	(A) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of the Registrant's common stock, $0.01 par value per share (the "Common Stock") which became issuable under the Applied Aerospace & Defense, Inc. 2026 Omnibus Incentive Plan ("Incentive Plan") and the Applied Aerospace & Defense, Inc. 2026 Employee Share Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction which results in an increase in the number of outstanding shares of Common Stock, as applicable. (B) Amount registered represents shares of Common Stock issuable pursuant to the Incentive Plan being registered herein, which shares consist of shares of Common Stock reserved and available for delivery with respect to awards under the Incentive Plan and includes additional shares of Common Stock reserved for future issuance pursuant to the annual "evergreen increase" and for delivery with respect to awards issued under the Incentive Plan, which include shares of Common Stock that may again become available for delivery with respect to awards under the Incentive Plan pursuant to the share counting, share recycling and other terms and conditions of the Incentive Plan. (C) Proposed maximum offering price is estimated pursuant to Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. Represents the average of the high and low sales prices of the Common Stock as reported on the New York Stock Exchange on June 3, 2026 (such date being within 5 business days prior to the date of filing this Registration Statement).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, reserved for issuance pursuant to the Applied Aerospace & Defense, Inc. 2026 Employee Share Purchase Plan
Amount Registered | shares	1,707,435
Proposed Maximum Offering Price per Unit	16.81
Maximum Aggregate Offering Price	$ 28,701,982.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,963.75
Offering Note	(A) See note 1(A). (B) Amount registered represents shares of Common Stock issuable pursuant to the ESPP being registered herein, which shares consist of shares of Common Stock reserved and available for delivery with respect to awards under the ESPP. (C) Proposed maximum offering price is estimated pursuant to Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. Represents the average of the high and low sales prices of the Common Stock as reported on the New York Stock Exchange on June 3, 2026 (such date being within 5 business days prior to the date of filing this Registration Statement), multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the ESPP.